Other liabilities (Narrative) (Details) - Product Loan [Member]	12 Months Ended
	Dec. 31, 2023 kg lb	Dec. 31, 2022 lb kg
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.50%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Repayment date	December 31, 2026
Standby interest rate	1.00%
Interest rate	2.00%
UF6 [Member]
Disclosure of detailed information about borrowings [line items]
Product loans drawn | kg	1,777,000	1,529,000
UF6 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Available quantity | kg	1,978,000
Uranium [member]
Disclosure of detailed information about borrowings [line items]
Product loans drawn | lb	2,756,000	1,393,000
Uranium [member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Available quantity | lb	3,506,000